Employee Benefits - Summary of Amount Recognized in Other Comprehensive Income for Pension and Post Retirement Medical Plans (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Pension benefits [Member]
Disclosure of defined benefit plans [line items]
Remeasurements (gains)/losses	₨ 3,068.2	$ 44.4	₨ 2,372.5	₨ 2,172.1
Remeasurements (gains)/losses	(3,068.2)	(44.4)	(2,372.5)	(2,172.1)
Post retirement medical benefits [Member]
Disclosure of defined benefit plans [line items]
Remeasurements (gains)/losses	120.9	1.7	51.7	(378.9)
Post retirement medical benefits [Member] | Reserve of remeasurements of defined benefit plans [member]
Disclosure of defined benefit plans [line items]
Remeasurements (gains)/losses	₨ (120.9)	$ (1.7)	₨ (51.7)	₨ 378.9